Intangible assets - Exploration expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 1,958	$ 2,261
Exploration expenditures	1,027	1,371	$ 1,584
Expensed exploration expenditures previously capitalised	171	2,506	777
Capitalised exploration	(194)	(394)	(507)
Exploration expenses	1,004	3,483	$ 1,854
Less than one year [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	234	604
Between one and five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	692	623
More than five years [member]
Disclosure of detailed information about intangible assets [line items]
Intangible exploration and evaluation assets	$ 1,033	$ 1,033